UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	August 26, 2011

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK
	Common
3M Company	Common	88579y101	3711670.2	39132	39132				39132
ABB LIMITED SPONS ADR	Common	000375204	266506.5	10270	10270				10270
ACE LTD	Common	H0023R105	5923.8	90	90				90
AFLAC	Common	001055102	3501	75	75				75
AGILENT	Common	00846U101	4599.9	90	90				90
ALNYLAM PHARMACEUTICALS	Common	02043Q107	468.5	50	50				50
ALTRIA GROUP INC.	Common	02209S103	23769	900	900				900
ALUMINUM CO. OF AMERICA	Common	013817101	2871119.94	181029	181029				181029
AMERICAN EXPRESS CO	Common	025816109	4307488.9	83317	83317				83317
AMERIPRISE FINL INC.	Common	03076C106	69504.4	1205	1205				1205
ANADARKO PETROLEUM	Common	032511107	16410.52	214	214				214
APACHE CORP	Common	037411105	2467.8	20	20				20
APPLE COMPUTER	Common	037833100	96337.29	287	287				287
APPLIED MATERIALS	Common	038222105	5724.4	440	440				440
AUTOMATIC DATA PROC.	Common	053015103	59054.28	1121	1121				1121
BANCO DE SANTANDER ADS	Common	05964H105	28176.48	2448	2448				2448
BANK NOVA SCOTIA HALIFAX	Common	064149107	50542.8	840	840				840
BANKAMERICA	Common	060505104	178812.4	16315	16315				16315
BB & T Corp.	Common	054937107	284504	10600	10600				10600
BHP BILLITON LIMITED ADR	Common	088606108	37852	400	400				400
BMC SOFTWARE	Common	055921100	17777.5	325	325				325
BOSTON SCIENTIFIC CORP	Common	101137107	2218.11	321	321				321
BRISTOL MYERS SQUIBB CO	Common	110122108	3437349.28	118693	118693				118693
BT GROUP PLC ADR	Common	05577E101	58860	1800	1800				1800
BUNGE LIMITED	Common	G16962105	1241.1	18	18				18
CA INC	Common	12673P105	4796.4	210	210				210
CAPITAL BANK CORP	Common	139793103	1221.5	350	350				350
"CATERPILLAR, INC."	Common	149123101	6318081.62	59347	59347				59347
CELGENE	Common	151020104	138736	2300	2300				2300
CENTURYTEL INC.	Common	156700106	4123.86	102	102				102
CHESAPEAKE ENERGY	Common	165167107	5938	200	200				200
CHEVRONTEXACO	Common	166764100	5779813.68	56202	56202				56202
CHUBB CORP	Common	171232101	5321.85	85	85				85
CINTAS CORP	Common	172908105	39636	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	2591369.27	166007	166007				166007
"CITIGROUP, INC."	Common	172967424	3421517.16	82169	82169				82169
COCA COLA	Common	191216100	3843604.8	57120	57120				57120
COLGATE PALMOLIVE	Common	194162103	192913.87	2207	2207				2207
COMCAST CORP. A	Common	20030N101	4890.62	193	193				193
CONOCO PHILLIPS	Common	20825C104	22557	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	109825.5	5275	5275				5275
CREE INC.	Common	225447101	60126.1	1790	1790				1790
CRESCENT FINANCIAL CORP	Common	225744101	5123.25	1265	1265				1265
DANAHER CORP	Common	235851102	148372	2800	2800				2800
DELL COMPUTER	Common	24702R101	26321.93	1579	1579				1579
DIAGEO	Common	25243Q205	3684.15	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	3891.2	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	3472.25	95	95				95
DOMINION RES INC VA	Common	25746u109	85244.82	1766	1766				1766
DOVER CORP.	Common	260003108	6780	100	100				100
DOW CHEMICAL	Common	260543103	19080	530	530				530
DR PEPPER SNAPPLE GROUP INC	Common	26138E109	1509.48	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	25944	480	480				480
DUKE POWER CO	Common	26441c105	11298	600	600				600
DUKE REALTY INVESTMENTS INC.	Common	264411505	1681.2	120	120				120
ELECTRONIC ARTS INC CL A	Common	285512109	3540	150	150				150
EMC CORP	Common	268648102	3460280	125600	125600				125600
EMERSON ELEC CO	Common	291011104	45281.25	805	805				805
ENERGY TRANSFER PARTNERS	Common	29273R109	65974.5	1350	1350				1350
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	55800	930	930				930
EXELON CORP	Common	30161N101	171360	4000	4000				4000
EXPRESS SCRIPTS	Common	302182100	8636.8	160	160				160
EXXON MOBIL CP	Common	30231g102	5687729.58	69891	69891				69891
FDX Corp	Common	31428X106	3710911.4	39124	39124				39124
FIRSTPLUS FINANCIAL CORP	Common	33763b103	156	3000	3000				3000
FISERV INC.	Common	337738108	3950449.88	63076	63076				63076
FLUOR CORPORATION	Common	343412102	25864	400	400				400
FMC CORP NEW	Common	302491303	1892.44	22	22				22
FOSTER WHEELER AG	Common	H27178104	1519	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	1237.6	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	2596067.5	49075	49075				49075
"GAP, INC"	Common	364760108	4434.5	245	245				245
GENERAL ELEC CO	Common	369604103	4526946.95	240029	240029				240029
GENUINE PARTS	Common	372460105	47600	875	875				875
GOLDCORP INC NEW	Common	380956409	45856.5	950	950				950
HEINZ HJ	Common	423074103	205927.2	3865	3865				3865
HEWLETT PACKARD	Common	428236103	2178794.8	59857	59857				59857
HOME DEPOT	Common	437076102	58857.5	1625	1625				1625
HONEYWELL	Common	438516106	22227.07	373	373				373
IMMTECH PHARMACEUTICAL	Common	452519101	511.5	3100	3100				3100
INTEL CORP.	Common	458140100	2250547.44	101559	101559				101559
INTERNATIONAL BUSINESS M	Common	459200101	7430516.79	43314	43314				43314
INTERNATIONAL PAPER	Common	460146103	3518.76	118	118				118
INTRUSION	Common	46121E205	370	1000	1000				1000
INTUITIVE SURGICAL INC	Common	46120E602	3721.1	10	10				10
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	3187455.25	50315	50315				50315
ITT CORP. (NEW)	Common	450911102	40308.12	684	684				684
JOHNSON & JOHNSON	Common	478160104	3925345.22	59010	59010				59010
JP MORGAN CHASE & CO.	Common	46625h100	2934742.97	71684	71684				71684
KELLOGG	Common	487836108	5808.6	105	105				105
KIMBERLY-CLARK	Common	494368103	1597.44	24	24				24
KRAFT FOODS	Common	50075N104	26774.8	760	760				760
LABORATORY CORP. OF AMERICA	Common	50540R409	22745.65	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	6841.8	210	210				210
LILLY ELI & CO.	Common	532457108	119270.34	3178	3178				3178
LOWES COMPANIES	Common	548661107	1995382.62	85602	85602				85602
LP MAGELLAN MIDSTREAM	Common	559080106	66300.3	1110	1110				1110
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	57246.6	1095	1095				1095
LTD PART KINDER MORGAN	Common	494550106	12705	175	175				175
MACK CALI REALITY CORP	Common	554489104	6588	200	200				200
MARATHON OIL	Common	565849106	6974305.2	132390	132390				132390
MASCO CORP	Common	574599106	72107.82	5994	5994				5994
MCDONALDS CORP.	Common	580135101	1253416.8	14865	14865				14865
"MEDCO HEALTH SOLUTIONS, INC."	Common	58405U102	8138.88	144	144				144
MERCK & CO INC	Common	58933Y105	332784.7	9430	9430				9430
METLIFE INC	Common	59156R108	3601376.04	82092	82092				82092
MICROSOFT CORP.	Common	594918104	4063878	156303	156303				156303
NABORS INDUSTRIES	Common	629568106	14784	600	600				600
NESTLE'S A ADR REG SH VTG	Common	641069406	24952	400	400				400
NEWBRIDGE BANCORP	Common	65080T102	4580	1000	1000				1000
NEWMONT MINING CORP	Common	651639106	36213.87	671	671				671
NEXTERA ENERGY INC	Common	65339F101	590688.8	10280	10280				10280
NIKE INC CLASS B	Common	654106103	17096.2	190	190				190
NOBLE CORP	Common	H5833N103	3941	100	100				100
NORDSTROM INC	Common	655664100	1877.6	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	41745.25	925	925				925
ORACLE CORP	Common	68389X105	3989514.75	121225	121225				121225
OWENS ILL INC	Common	690768403	2322.9	90	90				90
PALL CORP	Common	696429307	50607	900	900				900
PEPCO HOLDINGS	Common	713291102	5496.4	280	280				280
"PEPSICO, INC."	Common	713448108	323978	4600	4600				4600
PFIZER INC	Common	717081103	10300	500	500				500
PHILIP MORRIS INTL	Common	718172109	45069.75	675	675				675
PIEDMONT NATURAL GAS	Common	720186105	308954.6	10210	10210				10210
PIKE ELECTRIC CORP	Common	721283109	4420	500	500				500
PLUM CREEK TIMBER CO INC	Common	729251108	8513.4	210	210				210
PNC FINL CORP	Common	693475105	3874.65	65	65				65
POTASH CORP OF SASKATCHEWAN IN	Common	73755L107	10258.2	180	180				180
POWERSHARES EXCHANGE FINL PFD 	Common	73935X229	22844.01	1267	1267				1267
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	3592827.36	177336	177336				177336
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	344867.25	6045	6045				6045
PPG INDUSTRIES INC.	Common	693506107	9079	100	100				100
PRAXAIR INC.	Common	74005P104	97551	900	900				900
PROCTER & GAMBLE	Common	742718109	3207360.78	50454	50454				50454
PROGRESS ENERGY	Common	743263105	81617	1700	1700				1700
PROTECTIVE LIFE CORP.	Common	743674103	1387.8	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	50872	800	800				800
QUATERRA RESOURCES	Common	747952109	12000	10000	10000				10000
QUEST DIAGNOSTICS INC	Common	74834L100	118200	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	297.6	48	48				48
ROSS STORES INC	Common	778296103	10015	125	125				125
ROYAL BANK OF CANADA	Common	780087102	58740.9	1030	1030				1030
ROYAL DUTCH SHELL GDR	Common	780259206	82439.67	1159	1159				1159
RYDEX ETF TRUST MIDCAP 400 PUR	Common	78355W601	537582.6	6060	6060				6060
S&P MIDCAP 400 DEP	Common	595635103	4436.25	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	3617107.65	90045	90045				90045
SARA LEE CORP	Common	803111103	13293	700	700				700
SCANA CORP	Common	80589M102	94094.3	2390	2390				2390
SCANSOURCE	Common	806037107	24362	650	650				650
SCHLUMBERGER	Common	806857108	30672	355	355				355
SIEMENS A G ADR	Common	826197501	199418.5	1450	1450				1450
SIGMA ALDRICH	Common	826552101	3404244.96	46392	46392				46392
SOUTHERN CO	Common	842587107	719167.8	17810	17810				17810
SOUTHERN FIRST BANCSHARES	Common	842873101	7709.5	907	907				907
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	292114.97	2359	2359				2359
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	3015.75	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	3123	100	100				100
SPDR-ENERGY	Common	81369Y506	1348915.7	17902	17902				17902
SPDR-FINANCIAL	Common	81369Y605	309072.25	20135	20135				20135
SPDR-HEALTH CARE	Common	81369Y209	5151.85	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	253790.6	6815	6815				6815
SPDR-MATERIALS	Common	81369Y100	1299.21	33	33				33
SPDR-UTILITIES	Common	81369Y886	837	25	25				25
SPECTRA ENERGY CORP	Common	847560109	35550.77	1297	1297				1297
SPRD-TECHNOLOGY	Common	81369Y803	10280	400	400				400
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	474036.24	3592	3592				3592
"STAPLES, INC."	Common	855030102	1589938.2	100629	100629				100629
STATE ST CORP	Common	857477103	48697.2	1080	1080				1080
STRYKER CORP	Common	863667101	70428	1200	1200				1200
SYSCO CORP.	Common	871829107	9354	300	300				300
TARGET CORPORATION	Common	87612E106	326259.05	6955	6955				6955
TELECOM NEW ZEALAND ADR	Common	879278208	12917.9	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	2892187.38	59979	59979				59979
"TEXFI, INC."	Common	882895105	0	92700	92700				92700
TIFFANY AND COMPANY	Common	886547108	61638.2	785	785				785
TJX COMPANIES	Common	872540109	4917385.83	93611	93611				93611
TRAVELERS	Common	89417E109	12259.8	210	210				210
TYCO INTERNATIONAL NEW 	Common	H89128104	2471.5	50	50				50
"UDR, INC."	Common	902653104	36039.4	1468	1468				1468
UNION PACIFIC	Common	907818108	80701.2	773	773				773
UNITED HEALTHCARE	Common	91324P102	83714.34	1623	1623				1623
UNITED TECHNOLOGIES	Common	913017109	4597032.38	51938	51938				51938
UNUMPROVIDENT CORP	Common	91529Y106	5096	200	200				200
USBANCORP	Common	902973304	5612.2	220	220				220
VERIZON COMMUNICATONS	Common	92343V104	912693.45	24515	24515				24515
VULCAN MATERIALS	Common	929160109	45272.75	1175	1175				1175
WAL MART STORES INC	Common	931142103	2429932.78	45727	45727				45727
WALT DISNEY CO.	Common	254687106	4099.2	105	105				105
WATSON PHARMACEUTICALS	Common	942683103	8247.6	120	120				120
WELLS FARGO	Common	949746101	2743482.32	97772	97772				97772
WESTERN UNION CO.	Common	959802109	49073.5	2450	2450				2450
WINDSTREAM CORP	Common	97381W104	6687.36	516	516				516
YADKIN VALLEY FINANCIAL	Common	984314104	2836.13	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	7457.6	118	118				118
ISHARES S&P MIDCAP 400 GROWTH 	Common	464287606	4216.1	38	38				38
VANGUARD MID-CAP GROWTH ETF	Common	922908538	3066409.62	45081	45081				45081
VANGUARD MID-CAP VALUE ETF	Common	922908512	521476.85	9215	9215				9215
RYDEX ETF TRUST S&P 500 PURE G	Common	78355W403	293479.61	6168	6168				6168
RYDEX ETF TRUST S&P VALUE 	Common	78355W304	39062.5	1250	1250				1250
VANGUARD LARGE CAP GROWTH	Common	922908736	982252.96	15184	15184				15184
VANGUARD WORLD FDS MEGA 	Common	921910840	101600	2500	2500				2500
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	51324	700	700				700
VANGUARD INDEX SMALL CAP ETF	Common	922908595	3323127.4	38686	38686				38686
VANGUARD SMALL CAP VALUE ETF	Common	922908611	168892.8	2410	2410				2410
ISHARES TR XINHUA HK CHINA 25 	Common	464287184	425205	9900	9900				9900
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	10234266.9	210495	210495				210495

Totals			168461798.5	3961977	3961977				3961977


